UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FLORIDA TAX-FREE INCOME FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2008

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2008




















                                                                      (Form N-Q)

48468 -0209                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2008 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from either Dexia Credit Local or SunTrust Bank.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Florida General Obligation.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency
PRE            Prerefunded to a date prior to maturity

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1   |  USAA Florida Tax-Free Income Fund

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PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

USAA FLORIDA TAX-FREE INCOME FUND
December 31, 2008 (unaudited)

    PRINCIPAL                                               COUPON            FINAL                 MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY                  VALUE
 ----------------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (94.9%)

               FLORIDA (81.4%)

$       7,900  Bay County Water Systems (INS) (PRE)         5.70%         9/01/2025         $        8,553
        5,500  Board of Education (NBGA)                    5.75          6/01/2022                  5,685
        6,000  Board of Education (NBGA) (PRE)              5.63          6/01/2025                  6,432
          610  Broward County Educational Facilities
                    Auth. (INS)                             5.75          4/01/2020                    554
          645  Broward County Educational Facilities
                    Auth. (INS)                             5.75          4/01/2021                    578
        2,500  Broward County Educational Facilities
                    Auth. (INS)                             5.75          4/01/2021                  2,241
        5,675  Department of Children and Family
                    Services                                5.00         10/01/2025                  5,350
        2,610  Duval County School Board (INS)              5.38          7/01/2019                  2,664
        5,000  Escambia County Health Facilities Auth.
                    (PRE)                                   6.00         11/15/2031                  5,272
          700  Gulf County School District (INS)            5.75          6/01/2017                    702
        4,000  Hialeah Gardens Health Care Facilities
                    Auth. (LIQ)                             5.00          8/15/2037                  3,209
        3,500  Highlands County Health Facilities Auth.     5.00         11/15/2031                  2,611
          120  Highlands County Health Facilities Auth.
                    (PRE)                                   5.25         11/15/2036                    139
        4,880  Highlands County Health Facilities Auth.     5.25         11/15/2036                  3,699
          625  Hillsborough County (INS)                    5.13          3/01/2020                    628
        4,000  Hillsborough County IDA                      5.50         10/01/2023                  3,044
        5,750  Jacksonville Economic Dev. Commission        5.00         11/15/2036                  4,693
        2,470  Jacksonville Health Facilities Auth.         5.25         11/15/2032                  2,198
        4,000  Lake County School Board (INS)               5.00          7/01/2029                  3,498
        4,400  Miami-Dade County (INS)                      5.75         10/01/2024                  4,526
        3,000  Miami-Dade County Expressway Auth. (INS)
                    (PRE)                                   6.00          7/01/2020                  3,234
        2,000  Miami-Dade County School Board (INS)         5.00          5/01/2033                  1,781
        8,000  Orange County Health Facilities Auth.
                    (PRE)                                   5.75         12/01/2027                  9,077
        6,255  Orange County Health Facilities Auth.        5.13         11/15/2039                  4,147
        3,000  Orange County School Board (INS)             5.00          8/01/2032                  2,555
        7,875  Palm Beach County School Board  (PRE)        5.88          8/01/2021                  8,509
        5,000  Pinellas County Health Facilities Auth.
                    (PRE)                                   5.50         11/15/2027                  5,710
        4,000  Polk County Utility Systems (INS)            5.00         10/01/2030                  3,625
        4,000  Port St. Lucie Utility System (INS)          4.64 (a)      9/01/2032                    814
        4,000  Port St. Lucie Utility System (INS)          4.65 (a)      9/01/2033                    761
        4,000  Seminole Tribe  (b)                          5.25         10/01/2027                  2,102
        5,000  South Miami Health Facilities Auth.          4.63          8/15/2029                  4,058
        2,000  St. Johns County IDA (INS) (b)               5.50          3/01/2017                  1,932
        3,400  Sumter County (INS)                          5.00          6/01/2036                  2,999
        2,200  Tampa Housing Auth.                          4.85          7/01/2036                  1,759
        2,250  Univ. of Tampa (INS)                         5.50          4/01/2022                  1,921
        1,500  Univ. of Tampa (INS)                         5.50          4/01/2026                  1,211
        1,790  West Orange Healthcare District              5.50          2/01/2009                  1,792
        1,000  West Orange Healthcare District              5.65          2/01/2022                    863
        1,165  West Palm Beach Community Redevelopment
                    Agency                                  5.00          3/01/2029                    764
                                                                                           ---------------
                                                                                                   125,890
                                                                                           ---------------
               ARKANSAS (0.9%)

        1,000  Dev. Finance Auth. (INS)                     4.97 (a)      7/01/2028                    319


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2   |  USAA Florida Tax-Free Income Fund

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
    PRINCIPAL                                               COUPON            FINAL                 MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY                  VALUE
 ----------------------------------------------------------------------------------------------------------
$       1,165  Dev. Finance Auth. (INS)                     4.98% (a)     7/01/2029         $          348
        1,150  Dev. Finance Auth. (INS)                     4.99 (a)      7/01/2030                    321
        2,500  Dev. Finance Auth. (INS)                     5.03 (a)      7/01/2036                    475
                                                                                           ---------------
                                                                                                     1,463
                                                                                           ---------------
               CONNECTICUT (2.0%)

        5,000  Mashantucket Western Pequot Tribe  (b)       5.75          9/01/2034                  3,052
                                                                                           ---------------
               DISTRICT OF COLUMBIA (0.9%)

        2,870  Community Academy Public Charter School,
                    Inc. (INS)                              4.88          5/01/2037                  1,346
                                                                                           ---------------
               GEORGIA (0.6%)

        1,000  Fayette County School District, 4.95%,
                    9/01/2010 (INS)                         4.95 (c)      3/01/2025                    893
                                                                                           ---------------
               ILLINOIS (0.8%)

        1,972  Village of Montgomery Kane and Kendall
                    Counties (INS)                          4.70          3/01/2030                  1,218
                                                                                           ---------------
               MASSACHUSETTS (0.8%)

        2,000  Dev. Finance Agency (INS)                    5.00          3/01/2036                  1,233
                                                                                           ---------------
               MICHIGAN (1.5%)

       10,000  Building Auth. (INS)                         5.01 (a)     10/15/2030                  2,257
                                                                                           ---------------
               MISSISSIPPI (1.3%)

        3,000  Hospital Equipment and Facilities Auth.      5.25         12/01/2026                  2,074
                                                                                           ---------------
               NORTH DAKOTA (1.6%)

        1,685  Williams County                              5.00         11/01/2026                  1,158
        1,950  Williams County                              5.00         11/01/2031                  1,254
                                                                                           ---------------
                                                                                                    2,412
                                                                                           ---------------
               SOUTH CAROLINA (1.9%)

        3,655  Jobs EDA                                     5.63         11/15/2030                  2,928
                                                                                           ---------------
               TENNESSEE (0.5%)

        4,155  Knox County Health, Educational and
                    Housing Facilities Board                5.02 (a)      1/01/2036                    440
        4,000  Knox County Health, Educational and
                   Housing Facilities Board                 5.03 (a)      1/01/2037                    386
                                                                                           ---------------
                                                                                                       826
                                                                                           ---------------
               TEXAS (0.7%)

        2,000  Tarrant County Cultural Education
                    Facilities Finance Corp.                5.13          5/15/2037                  1,167
                                                                                           ---------------
               Total Fixed-Rate Instruments (cost: $169,114)                                       146,759
                                                                                           ---------------

               PUT BONDS (2.5%)

               FLORIDA (2.5%)

        4,000  Putnam County Dev. Auth. (INS) (cost:
                    $4,000)                                 5.35          3/15/2042                  3,834
                                                                                           ---------------


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3   |  USAA Florida Tax-Free Income Fund

================================================================================

    PRINCIPAL                                               COUPON            FINAL                 MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY                  VALUE
 ----------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (1.5%)

               FLORIDA (1.5%)

$       2,200  Lee Memorial Health System                   6.00%         4/01/2027         $        2,200
          105  Polk County School Board (LIQ)(INS)          5.35          1/01/2028                    105
                                                                                           ---------------
                                                                                                     2,305
                                                                                           ---------------
               Total Variable-Rate Demand Notes (cost: $2,305)                                       2,305
                                                                                           ---------------


               TOTAL INVESTMENTS (cost: $175,419)                                       $          152,898
                                                                                           ===============


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                                                 Portfolio of Investments  |   4

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NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5   |  USAA Florida Tax-Free Income Fund

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B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements"
(SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

Valuation Inputs                                      Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                $      -
Level 2 - Other Significant Observable Inputs                       152,898,000
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
Total                                                              $152,898,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2008.

D. As of December 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized

================================================================================
                                        Notes to Portfolio of Investments  |   6

================================================================================

appreciation and depreciation of investments as of December 31, 2008, were $4,932,000 and $27,453,000, respectively, resulting in net unrealized depreciation of $ 22,521,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $154,655,000 at December 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

================================================================================
7   |  USAA Florida Tax-Free Income Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.